Goodwill, Intangible Assets and Contract Liabilities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2013 TSSI [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill acquisition ownership interest				50.00%
Carrying amount of goodwill	$ 5,750	$ 5,750
Finite-lived intangible assets			533
Accumulated amortization for contract liabilities	$ 3,904	$ 2,386